INVESTMENTS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended
	Jun. 06, 2017 HKD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 06, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount		$ 6,770		¥ 69,357		¥ 47,129				¥ 66,237
Equity Method Investments		15,200		125,018		105,825				280,836
Equity Method Investment, Other than Temporary Impairment		3,211	¥ 22,353	149,896	¥ 28,781
Income (Loss) from Equity Method Investments		(1,528)	(10,639)	(15,025)	(2,128)
Share of other comprehensive loss of an equity method investee		(573)	(3,986)	0	0
Short-term Investments				100,000		0				100,000
Equity investments at fair value without readily determinable fair value Aggregated Cost		10,498		72,624		73,082				69,504
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount		3,728		3,267		¥ 25,953				¥ 3,267
Limited partnership [Member]
Investments [Line Items]
Income (Loss) from Equity Method Investments		1,528	10,639	15,025	2,128
Limited partnership [Member] | Guangda Sports Culture [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage																				9.90%
Equity Method Investments | $														$ 20,000
Income (Loss) from Equity Method Investments		320	2,225	¥ 2,833	341
Hzone Holding Company [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount			12,400
Hzone Holding Company [Member] | Privately Held Entities [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																					$ 2,000
Percentage of Equity Securities Without Readily Determinable Fair Value																					10.00%
Topgame Global Limited [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount			9,463
Topgame Global Limited [Member] | Privately Held Entities [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																	$ 1,373
Percentage of Equity Securities Without Readily Determinable Fair Value																	1.29%	1.29%
Caicaihudong (Beijing) Technology Co., Ltd [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount			13
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Privately Held Entities [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																		¥ 13
Percentage of Equity Securities Without Readily Determinable Fair Value																	1.29%	1.29%
Youwang Technology (Shanghai) Co., Ltd. [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount			477
Youwang Technology (Shanghai) Co., Ltd. [Member] | Privately Held Entities [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																		¥ 477
Danhua [Member] | Privately Held Entities [Member]
Investments [Line Items]
Partners' Capital Account, Return of Capital | $		$ 49
Danhua [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $																						$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value																						1.10%
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Investments [Line Items]
Amount of original cost of cost method investments																¥ 10,000
Beijing Weisaishidai Sports Technology Co., Ltd [Member] | Privately Held Entities [Member]
Investments [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value				0.83%
Percentage of Equity Securities Original Cost Without Readily Determinable Fair Value																0.84%
Techelix Co., Ltd [Member]
Investments [Line Items]
Amount of original cost of cost method investments | $															$ 600
Techelix Co., Ltd [Member] | Privately Held Entities [Member]
Investments [Line Items]
Amount of original cost of cost method investments | $															$ 300
Equity Securities without Readily Determinable Fair Value, Amount | $							$ 50
Percentage of Equity Securities Without Readily Determinable Fair Value		1.65%		1.98%		1.65%									2.00%
Beijing Heimatuoxin Venture Capital LP [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																			¥ 3,000
Percentage of Equity Securities Without Readily Determinable Fair Value																			3.49%
Dividend Income, Equity Securities, Operating			974
Partners' Capital Account, Return of Capital			246
zPark [Member] | Privately Held Entities [Member]
Investments [Line Items]
Partners' Capital Account, Return of Capital | $		$ 15
zPark [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost | $														$ 1,000
Percentage of Equity Securities Without Readily Determinable Fair Value		1.64%				1.64%								2.00%
Dividend Income, Equity Securities, Operating | $		$ 28
Cheerful Interactive Limited [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount | $												$ 1,250
Cheerful Interactive Limited [Member] | Privately Held Entities [Member]
Investments [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value				3.92%								5.00%
Loto Interactive Limited [Member]
Investments [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value		40.48%				40.48%
Loto Interactive Limited [Member] | Limited partnership [Member]
Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment			0	¥ 149,896	28,781
Loto Interactive Limited [Member] | Listed Company [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.65%										40.65%
Equity Method Investments	$ 322.2										$ 41,300
Shares Issued, Price Per Share | $ / shares	$ 0.252
Loto Interactive Limited [Member] | Listed Company [Member] | The Sale Shares [Member]
Investments [Line Items]
Equity Method Investment, Shares Acquired | shares	1,278,714,329
Loto Interactive Limited [Member] | Publicly listed company [Member]
Investments [Line Items]
Income (Loss) from Equity Method Investments		$ 2,359	16,423	12,233	2,469
Share of other comprehensive loss of an equity method investee		573	3,986	0	0
Sparkland Venture Capital Growth Fund L.P [Member]
Investments [Line Items]
Income (Loss) from Equity Method Investments		(46)	(321)	323	¥ 0
Sparkland Venture Capital Growth Fund L.P [Member] | Limited partnership [Member]
Investments [Line Items]
Equity Method Investment, Ownership Percentage									15.38%	15.38%			6.67%
Equity Method Investments | $									$ 1,000
Shenzhen Jinyingzaixian Technology Service Limited [Member] | Privately Held Entities [Member]
Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount								¥ 9,000
Equity Method Investment, Ownership Percentage								45.00%
Loss on Sale of Investments		$ 15	106	¥ 5,948
Jingyan [Member] | Limited partnership [Member]
Investments [Line Items]
Equity investments at fair value without readily determinable fair value Aggregated Cost																¥ 6,000
Percentage of Equity Securities Without Readily Determinable Fair Value				4.31%												4.64%
Dividend Income, Equity Securities, Operating			¥ 66